Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in MIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 52,425	₱ 52,764
Goodwill arising from acquisition	62,941	62,941
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 6,623	₱ 4,711
PCEV's noncontrolling interests	37.66%	37.66%
Share in net assets of MIH	₱ 2,494	₱ 1,774
Goodwill arising from acquisition	4,917	4,957
Carrying amount of interest in MIH	₱ 7,411	₱ 6,731